Annual Total Returns - Fidelity Freedom® 2020 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2020 Fund - Fidelity Freedom 2020 Fund - Retail Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(1.36%)
Annual Return 2012	11.77%
Annual Return 2013	13.22%
Annual Return 2014	5.34%
Annual Return 2015	(0.23%)
Annual Return 2016	7.26%
Annual Return 2017	15.64%
Annual Return 2018	(5.20%)
Annual Return 2019	17.98%
Annual Return 2020	13.76%